PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

7.PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software as of December 31, 2024 and 2025, consist of the following:

	As of December 31,
	2024	2025
Computer and equipment	37,032	45,435
Vehicle and equipment	24,577	37,111
Leasehold improvements	4,728	8,712
Software	2,527	2,659
Furniture and fixtures	541	582
Finance lease right-of-use assets	5,201	2,465
Total property, equipment and software	74,606	96,964
Less: accumulated depreciation and amortization	(57,962)	(59,343)
Construction in progress	597	22,846
Property, equipment and software, net	17,241	60,467

Total depreciation and amortization expenses for the year ended December 31, 2025 were $7.1 million ($0.9 million relates to amortization of property and equipment acquired under finance leases), including $1.3 million in cost of revenues, $5.1 million in R&D expenses, and $0.7 million in selling, general and administrative expenses, respectively, on the consolidated statements of operations and comprehensive loss.

7.PROPERTY, EQUIPMENT AND SOFTWARE, NET - continued

Total depreciation and amortization expenses for the year ended December 31, 2024 were $9.8 million ($1.4 million relates to amortization of property and equipment acquired under finance leases), including $1.8 million in cost of revenues, $7.4 million in R&D expenses, and $0.6 million in selling, general and administrative expenses, respectively, on the consolidated statements of operations and comprehensive loss. Total depreciation and amortization expenses for the year ended December 31, 2023 were $15.5 million ($1.2 million relates to amortization of property and equipment acquired under finance leases), including $2.0 million in cost of revenues, $12.5 million in R&D expenses, and $1.0 million in selling, general and administrative expenses, respectively, on the consolidated statements of operations and comprehensive loss.